Intangible assets and goodwill	12 Months Ended
Mar. 31, 2024
Intangible assets and goodwill [abstract]
Intangible assets and goodwill

20. Intangible assets and goodwill

	Computer software and Websites	Intellectual property rights	Agent / Supplier/ relationship	Customer relationship	Non compete agreement	Trademarks	Goodwill	Intangible under development		Total
Gross block
At March 31, 2022	2,439,475	59,209	222,169	140,336	22,171	271,329	1,015,099	37,404		4,207,192
Additions	140,032	-	-	-	-	-	-	145,760		285,791
Disposals/adjustment	(3,791)	-	-	-	-	-	-	(139,892)		(143,667)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2023	2,575,716	59,209	222,169	140,336	22,171	271,329	1,015,099	43,272		4,349,316
Additions	219,301	-	-	-	-	-	-	254,465		473,766
Disposals/adjustment	-	-	-	-	-	-	-	(216,391	)*	(216,391)
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2024	2,795,016	59,209	222,169	140,336	22,171	271,329	1,015,099	81,347		4,606,691

Amortization and Impairment
At March 31, 2022	2,293,772	59,209	217,895	104,420	21,399	271,329	486,908	-		3,454,932
Charge for the year	105,521	-	4,274	8,979	422	-	-			119,196
Disposals	(3,791)	-	-	-	-	-	-	-		(3,791)
Impairment of goodwill	-	-	-	-	-	-	-	-		-
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2023	2,395,502	59,209	222,169	113,399	21,821	271,329	486,908	-		3,570,337
Charge for the year	113,592	-	-	8,979	350	-	-	-		122,920
Disposals	-	-	-	-	-	-	-	-		-
Impairment of goodwill	-	-	-	-	-	-	-	-		-
Effects of movements in foreign exchange rates	-	-	-	-	-	-	-	-		-
At March 31, 2024	2,509,094	59,209	222,169	122,378	22,171	271,329	486,908	-		3,693,257

Net block
At March 31, 2023	180,214	-	(0)	26,937	350	-	528,191	43,272		778,963
At March 31, 2024	285,938	-	(0)	17,958	0	-	528,191	81,347		913,434

* Intangible assets capitalised during the year.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

Impairment reviews

Goodwill acquired through business combinations has indefinite life and is allocated to the CGU or Group of CGUs, which is expected to benefit from the synergies of the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units or groups of units. For the purpose of impairment testing, goodwill is allocated to a CGU or Group of CGUs representing the lowest level within the Group at which goodwill is monitored for internal management purposes and which is not higher than the Group’s operating segment. Carrying amount of goodwill has been allocated to the respective acquired subsidiaries level as follows:

	March 31,
	2023	2024
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	219,163	219,163
Yatra for Business Private Limited	205,358	205,358
Total	528,191	528,191

Below table summarizes the valuation method used for determining recoverable amount:

March 31,
	2023	2024
TSI Yatra Private Limited	Value in use	FVLCOD
Yatra for Business Private Limited	Value in use	FVLCOD
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	Value in use	Value in use

The fair value less cost of disposal (“FVLCOD”) is categorised as Level 3 calculations due to un-observable inputs used in the valuations.

The FVLCOD calculations are determined by considering median quartile of EBITDA multiple to enterprise value of comparable companies (‘EBITDA market multiple’) and thereafter applying discount to reflect the risk relating to business of the above-mentioned CGUs. The resultant/ discounted/ adjusted EBITDA market multiple was applied to the EBITDA for the year ended March 31, 2024 of above mentioned CGUs to determine the FVLCOD.

The calculation of FVLCOD is most sensitive to the following assumptions:

March 31, 2024
EBITDA Market Multiple	14.2 – 16.7

Pre-Tax Discount applied	10% - 20%

Sensitivity change in assumption

For the year ended March 31, 2024, an analysis of the calculation’s sensitivity to a change in the key parameter (EBITDA margin multiple) based on reasonably probable assumptions, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount

For March 31, 2023, the Group concluded recoverable amount of Yatra for Business Private Limited and TSI Yatra Private Limited based on value in use (‘VIU’) calculations. For the current year, management believes that FVLCOD is a more appropriate approach for determining recoverable amount taking into consideration the Group’s strategic shift in focus for these CGUs to drive increased revenue opportunities and improved margins and at the same time, addressing challenges posed by competition from existing and new entrants in the market, and the fact that these CGUs are still is in development stage.

Accordingly, based on above, the Group has concluded that there is no impairment for the current year.

The estimation of FVLCOD reflects assumptions that are subject to various risks and uncertainties, including key assumptions regarding EBITDA Market Multiple, and discount rate. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate FVLCOD.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)

The recoverable amount of Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited for the years ended March 31, 2024 and March 31, 2023, was based on its value in use and was determined by discounting the future cash flows to be generated from the continuing use of the CGU. These calculations use cash flow projections over a period of five years, based on financial budgets approved by management, with extrapolation for the remaining period, and an average of the range of assumptions as mentioned below

	March 31,
	2023*	2024#
Pre-Tax Discount rate	27.20%-30.18%	24.05%
Terminal Value growth rate	5.00%	4%
EBITDA margin over next 5 years (March 31, 2023: 5 years)	20.1-28.7%	22.54%-23.63%

*	Includes assumptions of TSI Yatra Private Limited, Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited and Yatra for Business Private Limited

#	Includes assumptions of Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited

Management has determined the values assigned to each of the above key assumptions as follows:

Discount Rate: The discount rate represent the current market assessment of the risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Group and its operating segments and is derived from its weighted average cost of capital (WACC).

Terminal Value growth rate: This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.

EBITDA margin: EBITDA margin was based on expectations of future outcomes taking into account past experience, adjusted for anticipated revenue growth. Revenue growth was projected taking into account the average growth levels experienced in past, industry report and the estimated adjusted margin growth for future.

The estimation of value in use reflects assumptions that are subject to various risks and uncertainties, including key assumptions regarding EBITDA margin, terminal value growth rate, and discount rate. It requires significant judgments and estimates, and actual results could be materially different than the judgments and estimates used to estimate value in use.

Sensitivity change in assumption

The calculation of value in use for Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited” is most sensitive to EBITDA margin, discount rate and long-term growth rate assumptions

For the year ended March 31, 2024 and March 31, 2023, an analysis of the calculation’s sensitivity to a change in the key parameters (EBITDA margin, discount rate and long-term growth rate) based on reasonably probable assumptions in Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited”, did not identify any probable scenarios where the CGUs recoverable amount would fall below their carrying amount.

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)